Income Tax (Tables)	12 Months Ended
Jun. 30, 2014
Income taxes
Schedule of sources and tax effects rate
	Years Ended
	December 31, 2024	December 31, 2023
U.S. statutory federal income tax rate	21%	21%
State income taxes	5%	5%
Change in valuation allowance	(26%)	(26%)
Effective income tax rate	0%	0%

Schedule of income tax rate reconciliation
	Years Ended
	December 31, 2024	December 31, 2023

Tax credit (expense) at statutory rate (26%)	$246,281	$104,564
Increase in valuation allowance	(246,281)	(104,564)
Net deferred income tax asset	$—	$—

Schedule of Deferred Tax Assets and Liabilities
	December 31,	December 31,
	2024	2023

Net operating loss carry-forward	$469,914	$223,633
Valuation allowance	(469,914)	(223,633)
Net deferred tax asset (liability)	$-	$-